Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies (Textual)
Restricted cash		$ 230,400
Accounts receivable, description	Based on the assessment of customers' credit and ongoing relationships, the Company's payment terms typically range from 90 days to 1 year.
Allowances for doubtful accounts	$ 534,245	542,151
Impairment assets	$ 0	0
Security retention, description	The Company allows certain customers to retain approximately 5-20% of the agreed purchase or installation price as security retention for one year after the Company delivers products and provides services.
Security retention, amount	$ 557,919	787,518
Revenue construction	250,422	0	$ 1,249,699
Revenues	35,551,016	32,424,269	17,384,373
Shipping and handling expenses	$ 776,438	630,218	586,707
Value added tax percentage	17.00%
Cash and cash equivalents	$ 10,863,040	1,594,594	$ 532,627	$ 2,031,544
FDIC insurance limits	$ 250,000
Supplier, description	For the years ended December 31, 2017, 2016 and 2015, the Company purchased approximately 31%, 41% and 39% of its raw materials from one major supplier, respectively.
Vendors, description	Advanced payments to three major vendors accounted for 23%, 16% and 14% of the total advance payments outstanding as of December 31, 2016.
Federal Deposit Insurance Corporation [Member]
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents	$ 2,018,199	$ 1,581,404
Revenue [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, Percentage	10.00%	10.00%	10.00%
Accounts receivable [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, Percentage	10.00%	10.00%	12.00%
Hong Kong [Member]
Summary of Significant Accounting Policies (Textual)
Held in cash balance	$ 51,634	$ 8,730
BVI [Member]
Summary of Significant Accounting Policies (Textual)
Held in cash balance	8,774,608	199,079
United States [Memebr]
Summary of Significant Accounting Policies (Textual)
Held in cash balance	$ 3,356	$ 146
REIT Changjiang [Member]
Summary of Significant Accounting Policies (Textual)
Non-controlling equity interest percentage	15.68%